Property and equipment (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Land	₩ 1,965,541	₩ 2,028,761
Buildings	899,467	738,626
Other assets	520,151	514,955
Right-of-use assets	768,027	875,250
Total	4,153,186	4,157,592	₩ 3,972,304
Acquisition cost
Disclosure of detailed information about property, plant and equipment [line items]
Land	1,965,541	2,028,761
Buildings	1,516,346	1,314,682
Other assets	2,585,776	2,482,527
Right-of-use assets	1,782,396	1,717,665
Total	7,850,059	7,543,635
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Land	0	0
Buildings	(605,249)	(565,350)
Other assets	(2,065,625)	(1,967,572)
Right-of-use assets	(1,014,369)	(842,415)
Total	(3,685,243)	(3,375,337)
Accumulated Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Land	0	0
Buildings	(11,630)	(10,706)
Other assets	0	0
Right-of-use assets	0	0
Total	₩ (11,630)	₩ (10,706)